SUMMARY OF FAIR VALUE OF COMMITMENT (Details) $ in Thousands	12 Months Ended
Dec. 31, 2022 USD ($)
Disclosure of detailed information about business combination [abstract]
Balance at January 1, 2022
Acquisition date February 3, 2022	343
Revaluation	1,190
Effect of changes in foreign exchange rates	(86)
Balance at December 31, 2022	$ 1,447